Selling, general and administrative expenses	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Selling, general and administrative expenses
2.3 Selling, general and administrative expenses

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2024	2023	2024	2023

Distribution expenses	(71.1)	(61.5)	(142.0)	(120.7)
Selling expenses	(41.2)	(31.8)	(75.6)	(59.5)
Marketing expenses	(70.3)	(51.5)	(131.8)	(96.0)
Share-based compensation	(17.1)	(9.1)	(33.9)	(14.0)
General and administrative expenses	(93.1)	(71.2)	(174.4)	(137.5)
Selling, general and administrative expenses	(292.9)	(225.1)	(557.7)	(427.7)

The overall increase in marketing expenses during the three and six-month comparative periods are in line with the higher net sales, with additional increases primarily due to higher marketing spend on upper funnel brand building initiatives and brand partnerships. The overall increase in general and administrative expenses during the three and six-month comparative periods are in line with the higher net sales, with additional increases primarily due to higher expenses for software development projects and higher personnel related expenses. The overall increase in share-based compensation during the three and six-month comparative periods was driven by grants issued during the year ended December 31, 2023, as well as the three and six-month periods ended June 30, 2024, with ongoing vesting periods, as well as increased provisions for equity related social charges.
In the six-month period ended June 30, 2024, selling, general and administrative expenses include depreciation and amortization of non-current assets in the amount of CHF 44.0 million (six-month period ended June 30, 2023: CHF 24.4 million). In addition, depreciation charges for production tools in the amount of CHF 4.4 million (six-month period ended June 30, 2023: CHF 3.5 million) are reported in cost of sales.
Total personnel expenses, excluding any costs related to share-based compensation, amount to CHF 131.4 million in the six-month period ended June 30, 2024 and CHF 100.0 million in the six-month period ended June 30, 2023, respectively.